Exhibit 99.1

GM Financial Automobile Leasing Trust 2020-3

Asset-Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

AmeriCredit Financial Services, Inc.

GMF Leasing LLC

11 September 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

AmeriCredit Financial Services, Inc.

GMF Leasing LLC

801 Cherry Street, Suite 3500

Fort Worth, Texas 76102

Re:	GM Financial Automobile Leasing Trust 2020-3 (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by AmeriCredit Financial Services, Inc. (the “Sponsor”), GMF Leasing LLC (the “Depositor”), BMO Capital Markets Corp. (“BMO Capital Markets”), BofA Securities, Inc. (“BofA Securities”), Goldman Sachs & Co. LLC (“Goldman Sachs & Co.”) and Wells Fargo Securities, LLC (“Wells Fargo Securities,” and together with the Sponsor, Depositor, BMO Capital Markets, BofA Securities and Goldman Sachs & Co., the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a designated pool of automobile, light duty truck and utility vehicle leases (the “Leases”) and the corresponding leased vehicles relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.

Labeled “GMALT 2020-3 Datatape Dist (1.25B).csv” and the corresponding record layout and decode information, as applicable (the “Base Pool A Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain automobile, light duty truck and utility vehicle leases (the “Pool A Leases”) as of 24 August 2020 (the “Cutoff Date”) that are expected to be representative of the Leases,

ii.

Labeled “GMALT 2020-3 Datatape Dist (1.6B) v2.csv” and the corresponding record layout and decode information, as applicable (the “Pool B Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain automobile, light duty truck and utility vehicle leases (the “Pool B Leases”) as of the Cutoff Date that are expected to be representative of the Leases,

iii.

Labeled “GMALT 2020-3 EY 155 Internal Tape.xlsx” and the corresponding record layout and decode information, as applicable (the “Identification Sample Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the:

(1)	Loan account number and
(2)	Application number

for each Sample Lease (as defined in Attachment A),

iv.

Labeled “GMALT 2020-3 EY 155 Internal Full VINs.xlsx” and the corresponding record layout and decode information, as applicable (the “Supplemental Identification Sample Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the vehicle identification number for each Sample Lease and

v.

Labeled “GMALT 2020-3 EY ALD.xlsx” and the corresponding record layout and decode information, as applicable (the “Asset Level Disclosure File,” together with the Base Pool A Data File, Pool B Data File, Identification Sample Data File and Supplemental Identification Sample Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the:

(1)	Co-lessee present indicator,
(2)	Payment to income ratio and
(3)	FICO score – Schedule AL

for each Sample Lease as of 31 July 2020 (the “Reporting Period End Date”),

b.

A schedule and the corresponding record layout and decode information, as applicable (the “Security Interest Mapping File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the lien holder or owner corresponding to each Sample Lease,

c.	Imaged copies of:
i.	The motor vehicle lease agreement and corresponding contract cure letter and/or amendment (collectively and as applicable, the “Lease Agreement”),
ii.

The certificate of title, application for title or guaranty of title, notice of lien, notice of security interest filing, vehicle ownership registration form, direct lien filing, electronic verification of title, title lien statement, notice of lien application, lien entry form or other related documents (collectively and as applicable, the “Title”),

iii.	The odometer disclosure statement, as applicable (the “Odometer Disclosure Statement”),
iv.	Certain printed screen shots and payment histories from the Sponsor’s servicing systems (the “Servicing System Screen Shots”),
v.

Certain printed screen shots and account summary information from the Sponsor’s loan origination systems (the “Origination System Screen Shots,” together with the Servicing System Screen Shots, the “System Screen Shots”),

vi.	The borrower credit application or application for financing (collectively and as applicable, the “Credit Application”) and
vii.

The agreement to provide insurance, binder of insurance, confirmation of accidental physical damage insurance, supplemental provisions, notice of requirement to provide insurance, insurance verification form, insurance coverage acknowledgement, agreement to furnish insurance policy, property insurance disclosure or other related documents (collectively and as applicable, the “Agreement to Provide Insurance,” together with the Lease Agreement, Title, Odometer Disclosure Statement, System Screen Shots and Credit Application, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Lease,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Pool A Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Security Interest Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Base Pool A Data File, Identification Sample Data File, Supplemental Identification Sample Data File, Asset Level Disclosure File, Security Interest Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Pool A Leases, Pool B Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 September 2020

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 155 Pool A Leases from the Base Pool A Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Pool A Data File.

For the purpose of the procedures described in this report, the 155 Sample Leases are referred to as Sample Lease Numbers 1 through 155.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Sample Lease on the Base Pool A Data File with the corresponding:
a.	Loan account number and application number, both as shown on the Identification Sample Data File,
b.	Vehicle identification number, as shown on the Supplemental Identification Sample Data File, and
c.	Co-lessee present indicator, payment to income ratio and FICO score – Schedule AL, all as shown on the Asset Level Disclosure File.

The Base Pool A Data File, as adjusted, is hereinafter referred to as the “Pool A Data File.”

3.	For each Sample Lease, as applicable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Pool A Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	Observed the existence of a Title.

Attachment A Page 2 of 3

3.	(continued)

c.

Observed that “General Motors Financial Company, Inc.” or “ACAR Leasing Ltd. (or d/b/a)” was the named lien holder or owner, as shown in the Title, or that the lien holder has assigned the vehicle corresponding to such Sample Lease to “General Motors Financial Company, Inc.” or “ACAR Leasing Ltd. (or d/b/a),” as shown in the Title, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to:

i.	Ignore differences due to abbreviation, truncation or spelling errors and
ii.	Note agreement in accordance with the decode information shown on the Security Interest Mapping File, as applicable.

d.	Observed the existence of a Credit Application.

e.	Observed that the Origination System Screen Shots contained a credit bureau report summary.

f.	Observed that the Lease Agreement contained a consumer leasing disclosure statement.

g.	Observed the existence of an Agreement to Provide Insurance or observed that the Lease Agreement contained a section titled “Insurance you must have on the vehicle.”

h.

Observed that the Origination System Screen Shots contained information in the co-app personal section for each Sample Lease with a co-lessee present indicator value of “true,” as shown on the Pool A Data File. We performed no procedures to determine the validity of any information in the co-app personal section of the Origination System Screen Shots.

4.

For each automobile, light duty truck and utility vehicle lease on the Pool A Data File and Pool B Data File, we compared the lease count, as shown on the Pool A Data File, to the corresponding lease count, as shown on the Pool B Data File, and noted that:

a.	15,176 of the Pool B Leases included on the Pool B Data File were not included on the Pool A Data File and
b.	All of the Pool A Leases (including the Sample Leases) were included on both the Pool A Data File and Pool B Data File.

Attachment A Page 3 of 3

5.

For each Sample Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A (subject to the instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item), as shown on the Pool A Data File, to the corresponding information on the Pool B Data File. All such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us not to compare the:

a.	Loan account number,
b.	Application number,
c.	Vehicle identification number,
d.	Payment to income ratio and
e.	FICO score – Schedule AL

Sample Characteristics, which were not included on the Pool B Data File.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note

Loan account number	Lease Agreement and Servicing System Screen Shots	i.

Application number	Origination System Screen Shots	i.

Vehicle identification number	Lease Agreement, Title and Servicing System Screen Shots

Maturity date	(a) Lease Agreement and recalculation and (b) Servicing System Screen Shots	ii.

Original term to maturity	Lease Agreement and Servicing System Screen Shots

Monthly base rent payment	(a) Lease Agreement and (b) (i) Servicing System Screen Shots or (ii) Servicing System Screen Shots and recalculation	iii.

Model type (new/used)	(a) (i) Lease Agreement or (ii) Lease Agreement, Title or Odometer Disclosure Statement and (b) Servicing System Screen Shots	iv.

Vehicle make	Lease Agreement and Servicing System Screen Shots	v.

Vehicle model	Lease Agreement and Servicing System Screen Shots	v.

Vehicle year	Lease Agreement and Servicing System Screen Shots

Contract residual	Lease Agreement and Servicing System Screen Shots

Contract date	Lease Agreement	vi.

State	Servicing System Screen Shots

Lease commencement date	Servicing System Screen Shots

Remaining term to maturity	(a) Servicing System Screen Shots or (b) Servicing System Screen Shots and recalculation	vii.

Vehicle value (as of origination)	Servicing System Screen Shots

Payment to income ratio	Origination System Screen Shots

Acquisition cost	Origination System Screen Shots

FICO score	Origination System Screen Shots

FICO score – Schedule AL	Origination System Screen Shots	viii.

Contract rate	(a) Origination System Screen Shots or (b) Origination System Screen Shots and recalculation	ix.

Exhibit 1 to Attachment A Page 2 of 5

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.	Original term to maturity

to

b.	Lease commencement date,

both as shown in the Lease Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the maturity date value, as shown on the Pool A Data File, is the 1st of the month following a maturity date that falls on the 29th, 30th or 31st day of the month, or on the 28th day of February, as recalculated above.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 1 day.

iii.

For the purpose of comparing the monthly base rent payment Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to use the base rent value, as shown in the Servicing System Screen Shots, or, if the Servicing System Screen Shots did not contain the base rent value, the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly base rent payment by subtracting the:

a.	Earned tax

from

b.	Regular payment,

both as shown in the Servicing System Screen Shots.

Notes: (continued)	Exhibit 1 to Attachment A Page 3 of 5

iv.

For the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a model type (new/used) value of “N,” as shown on the Pool A Data File, if the corresponding model type (new/used) value, as shown in the Lease Agreement, was “demo,” “R” or “S.”

Additionally, for the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Lease with a model type (new/used), as shown on the Pool A Data File, that is different than the model type (new/used), as shown in the Lease Agreement (subject to the instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the preceding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a model type (new/used):

a.	Value of “N,” as shown on the Pool A Data File, if the corresponding odometer reading, as shown in the Lease Agreement, Title or Odometer Disclosure Statement, is less than 7,500 miles and
b.	Value of “U,” as shown on the Pool A Data File, if the corresponding odometer reading, as shown in the Lease Agreement, Title or Odometer Disclosure Statement, is greater than or equal to 7,500 miles, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to use either the Lease Agreement, Title or Odometer Disclosure Statement. We performed no procedures to reconcile any differences that may exist relating to the information contained in the Lease Agreement, Title and Odometer Disclosure Statement with regard to the odometer reading.

v.

For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

vi.	For the purpose of comparing the contract date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to:
a.	Use the contract date next to the borrower’s signature, as shown in the Lease Agreement, and
b.	Ignore differences of +/- 1 day.

Notes: (continued)	Exhibit 1 to Attachment A Page 4 of 5

vii.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 5, 8, 9, 13, 31, 42, 48, 65, 67, 71, 79, 81, 92, 97, 105, 106, 107, 118, 121, 124, 127, 136, 144, 147, 148, 149, 154 and 155), the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

The Sponsor, on behalf of the Depositor, indicated that certain of the Servicing System Screen Shots contained account activity that occurred after the Cutoff Date. For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity that occurred on or prior to the Cutoff Date.

For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease Numbers 5, 8, 9, 13, 31, 42, 48, 65, 67, 71, 79, 81, 92, 97, 105, 106, 107, 118, 121, 124, 127, 136, 144, 147, 148, 149, 154 and 155, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:

a.	Number of billed monthly base payments prior to the Cutoff Date, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note,

from

b.	Original term to maturity, as shown in the Servicing System Screen Shots.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to calculate the number of billed monthly base payments prior to the Cutoff Date as the difference in months between the:

(1)	Lease commencement date, as shown in the Servicing System Screen Shots, and
(2)	Cutoff Date.

viii.

For the purpose of comparing the FICO score – Schedule AL Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a FICO score –Schedule AL value of “None,” as shown on the Pool A Data File, if the corresponding FICO score – Schedule AL value, as shown in the Origination System Screen Shots, was “I.”

Notes: (continued)	Exhibit 1 to Attachment A Page 5 of 5

ix.

For the purpose of comparing the contract rate Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 51, 64, 74, 75, 78, 84, 89, 94, 111, 115, 123, 125, 130, 132, 142, 143, 150, 151 and 152), the Sponsor, on behalf of the Depositor, instructed us to use the Origination System Screen Shots as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the contract rate Sample Characteristic for Sample Lease Numbers 51, 64, 74, 75, 78, 84, 89, 94, 111, 115, 123, 125, 130, 132, 142, 143, 150, 151 and 152, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract rate by:

a.	Multiplying:
(1)	The contracted money factor, as shown in the Origination System Screen Shots,

by

(2)	2,400 and
b.	Rounding the result obtained above to the second decimal (XX.XX%),

subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to round the contract rate, as shown on the Pool A Data File, to the second decimal (XX.XX%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Lease Number	Sample Characteristic	Pool A Data File Value	Source Document Value

110	State	IL	MI